Summary of Significant Accounting Policies - Schedule of Depreciation Utilizing Estimated Useful Lives (Details)	Jan. 31, 2025	Oct. 31, 2024
Furniture and equipment [Member]
Schedule of Depreciation Utilizing Estimated Useful Lives [Line Items]
Estimated useful lives	10 years	10 years